Partners' capital - Additional information (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Partners' capital
Percentage of Preferred Return	8.00%
Percentage of Cumulative Amount of Distributions	20.00%
Amount of Reallocation Between Partners	$ 14,371,000
Scenario 1 : until such partner has received cumulative distributions equal to such partner's aggregate capital contributions to the Partnership for any purpose
Partners' capital
Percentage of Allocation of Net Profits and Losses	100.00%
Scenario 2 : until the aggregate distributions to such partner equal the preferred return amount of 8% per annum on the partner's capital contributions
Partners' capital
Percentage of Allocation of Net Profits and Losses	100.00%
Thereafter
Partners' capital
Percentage of Allocation of Net Profits and Losses	80.00%
General Partner
Partners' capital
Percentage of Allocation of Net Profits and Losses	80.00%
General Partner | Scenario 3: until the General Partner has received cumulative distributions equal to 20% of the cumulative amount of distributions made
Partners' capital
Percentage of Cumulative Amount of Distributions	20.00%
General Partner | Thereafter
Partners' capital
Percentage of Allocation of Net Profits and Losses	20.00%